Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss from continuing operation	$ (7,258,886)	$ (7,387,225)	$ (3,377,240)
Net (loss) income discontinued operation, net of tax	573	(81,605)	(36,404)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for doubtful accounts	497,507	1,094,291
Provision for inventories	40,353	168,017	114,964
Depreciation and amortization	1,182,974	1,003,846	469,848
Share-based compensation	1,260,339	440,625
Gain on short-term investments		(109,817)
Loss from disposal of subsidiaries	1,593,656
Loss from long-term investment	205,101
Loss from the disposal of property, plant and equipment		553,054	14,764
Impairment loss of goodwill	1,792,392
Gain from earnout in the acquisition of Changzhou Sixun	(979,770)
Deferred tax (benefit) expense	(120,686)	526,462	(478,141)
Changes in operating assets and liabilities:
Accounts receivable, net	2,596,732	(2,492,075)	(180,212)
Notes receivable	31,191		1,736,538
Advances to suppliers, net	(9,365,508)	(4,206,570)	(4,514,366)
Inventories, net	(511,875)	327,317	(124,833)
Amount due from related parties	(723,343)	(4,217,864)	(3,062,904)
Prepaid expenses and other current assets	(2,972,838)	417,865	(848,518)
Other non-current assets	(1,010,759)
Accounts payable	439,278	232,137	333,318
Advances from customers	247,213	884,717	(67,293)
Income tax payable	55,024	36,932	85,952
Lease liabilities	(149,582)
Accrued expenses and other payables	4,038,271	2,429,472	3,026,677
Net cash used in operating activities from continuing operations	(9,112,643)	(10,298,816)	(6,871,446)
Net cash provided by (used in) operating activities from discontinued operations		(56,214)	615,011
Net cash used in operating activities	(9,112,643)	(10,355,030)	(6,256,435)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(3,261,000)	(234,256)	(6,723,468)
Purchase of land use right	(1,729,035)	(1,538,733)	(4,497,426)
Maturities of short-term investment		1,525,972
Proceeds from short-term investment		109,817
Purchase of long-term investments	(12,113,425)	(154,886)	(131,321)
Prepayment for intent long-term investment	(2,835,552)
Proceeds from disposal of property and equipment			453,652
Loan to related parties	(5,142,327)	(4,730,513)	(537,866)
Collection of loan to related parties	6,596,215	534,090
Net cash inflow from disposal of subsidiaries	5,089,321
Net cash outflow due to acquisition of Changzhou Sixun	(572,296)
Net cash used in investing activities from continuing operations	(13,968,099)	(4,488,509)	(11,436,429)
Net cash provided by investing activities from discontinued operations		7,434	399,175
Net cash used in investing activities	(13,968,099)	(4,481,075)	(11,037,254)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term borrowings	1,034,977	3,051,944	307,352
Repayments of short-term borrowings	(2,835,552)	(305,194)	(312,305)
Proceeds from long-term borrowings	4,536,883
Loan from related parties	1,574,901	504,334
Repayments of loan from related parties	(89,919)
Collection of receivable from a shareholder	99,634	2,992,126	1,821,847
Cash receipts from equity issuance, net of issuance cost	31,848,983	8,000,000	20,947,182
Net cash provided by financing activities from continuing operations	36,169,907	14,243,210	22,764,076
Net cash provided by financing activities	36,169,907	14,243,210	22,764,076
Effect of exchange rate changes	(248,388)	(883,772)	78,968
Net increase (decrease) in cash, cash equivalents and restricted cash	12,840,777	(1,476,667)	5,549,355
Cash, cash equivalents and restricted cash, at beginning of year	4,413,218	5,889,885	340,530
Cash, cash equivalents and restricted cash, at end of year	17,253,995	4,413,218	5,889,885
Reconciliation of cash, cash equivalents, and restricted cash to the Consolidated Balance Sheets
Cash and cash equivalents	17,253,120	4,389,990	4,774,531
Restricted cash	875	23,228	1,115,354
Total cash, cash equivalents, and restricted cash	17,253,995	4,413,218	5,889,885
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid	2,485	6,553	6,523
Interest paid	40,007	398,750	12,107
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING ACTIVITIES:
Purchase price reallocation between property, plant and equipment and land use right		$ 2,767,138
Shares issued for acquisition of Changzhou Sixun	8,080,448
Receivable accrued for the gain from earnout in the acquisition of Changzhou Sixun	947,178
Increase of non-controlling interests from acquisition of Changzhou Sixun	273,698
Warrant shares exercised via cashless option	$ 31,842